UNAUDITED INTERIM CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 3,519,688	$ 1,887,280
Accounts receivable trade	497,367	670,973
Due from related party	371,199	176,434
Inventories	112,819	57,530
Prepaid expenses and other current assets	159,215	55,200
Deferred Charges	39,643	0
Total current assets	4,699,931	2,847,417
NON-CURRENT ASSETS:
Vessels, net of accumulated depreciation of $297,768 and $252,899, respectively	13,709,427	6,995,350
Deferred charges, net of accumulated amortization of $409,296 and $299,268, respectively	41,802	341,070
Total non-current assets	13,751,229	7,336,420
Total assets	18,451,160	10,183,837
CURRENT LIABILITIES:
Accounts payable	260,385	244,371
Unearned revenue	83,715	47,708
Accrued liabilities (including $0 and $1,140 respectively, to related party )	475,059	140,734
Total current liabilities	819,159	432,813
NON-CURRENT LIABILITIES:
Related party debt	5,000,000	0
Total non-current liabilities	5,000,000	0
Commitments and contingencies
SHAREHOLDERS' EQUITY:
Common shares, $0.001 par value; 1,950,000,000 shares authorized; 2,400,000 and 3,018,112 shares issued and outstanding as of December 31, 2018 and September 30, 2019, respectively	3,018	2,400
Additional paid-in capital	9,931,666	7,612,108
Retained earnings	2,696,825	2,136,024
Total shareholders' equity	12,632,001	9,751,024
Total liabilities and shareholders' equity	18,451,160	10,183,837
Series A Preferred Shares [Member]
SHAREHOLDERS' EQUITY:
Preferred shares	480	480
Series B Preferred Shares [Member]
SHAREHOLDERS' EQUITY:
Preferred shares	$ 12	$ 12